Revenue Recognition (Details) - Schedule of operations and comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operations And Comprehensive Income Loss Abstract
Foreign Currency	$ (354)	$ (2,055)
Stock Indices	(7,269,754)	(1,110,994)
Commodities	(319,132)	(1,036,019)
Equity	(2,585,793)	2,518,552
Total type of instrument	$ (10,175,033)	$ 369,484